                          MORGAN STANLEY ALLOCATOR FUND
                           1221 Avenue of the Americas
                            New York, New York 10020

                                                       May 24, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   File Nos.: 333-100833; 811-21248
      Post-Effective Amendment No. 6
      ------------------------------

Dear Sir or Madam:

     We are electronically filing via EDGAR, pursuant to the provisions of the
Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(b)
thereunder a copy of Post-Effective Amendment No. 6 to the Registration
Statement of this Fund on Form N-1A.

     The Registration Statement is marked to reflect all changes from the
Prospectus and Statement of Additional Information filed pursuant to Rule 485(a)
on March 26, 2007.

     Also enclosed, pursuant to Rule 485(b), is the required representation of
Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.

                                             Very truly yours,

                                             /s/ Elisa Mitchell
                                             ---------------------------------
                                             Elisa Mitchell
                                             Assistant Secretary

Enclosures
cc: Amy R. Doberman, Esq.